Subsequent Events - Additional Information (Detail) ZAR / shares in Units, $ / shares in Units, ZAR in Billions	Mar. 17, 2016 USD ($) shares	Mar. 17, 2016 ZAR ZAR / shares shares	Feb. 19, 2016 USD ($)	Feb. 16, 2016 ZAR / shares	Feb. 16, 2016 $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Notes issue						$ 1,000,000,000
$1,510 million term loan and revolving credit facility
Subsequent Event [Line Items]
Long-term revolving credit facility						1,510,000,000	$ 1,510,000,000
$1 billion notes issue
Subsequent Event [Line Items]
Notes issue						$ 1,000,000,000	$ 1,000,000,000
Subsequent Event
Subsequent Event [Line Items]
Equity raising by way of private placement	$ 150,000,000	ZAR 2.3
Issuance due to oversubscription on private placement | shares	38,857,913	38,857,913
Share price per share | ZAR / shares		ZAR 59.50
Discount rate on weighted average trading price	6.00%	6.00%
Weighted average trading period	30 days	30 days
Discount rate on moving average trading price	0.70%	0.70%
Moving average trading period	50 days	50 days
Fixed tax rate	32.50%	32.50%
Compensation to be paid out of profits after tax, percentage	5.00%	5.00%
Final dividend declared | (per share)				ZAR 0.21	$ 0.01
Final dividend declaration date				Feb. 16, 2016	Feb. 16, 2016
Subsequent Event | Gold Fields Australia (Proprietary) Limited | $1,510 million term loan and revolving credit facility
Subsequent Event [Line Items]
Long-term revolving credit facility			$ 1,510,000,000
Subsequent Event | Gold Fields Australia (Proprietary) Limited | $1 billion notes issue
Subsequent Event [Line Items]
Notes issue			200,000,000
Aggregate principal amount of Notes			$ 147,600,000